Business Segment Information	12 Months Ended
Mar. 31, 2011
Business Segment Information [Abstract]
Business segment information

28.	Business segment information

The reportable segments presented below are the segments of Sony for which separate financial information is available and for which operating profit or loss amounts are evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. The CODM does not evaluate segments using discrete asset information. Sony’s CODM is its Chairman, Chief Executive Officer and President.

Sony realigned its reportable segments from the first quarter of the fiscal year ending March 31, 2011, to reflect modifications to the organizational structure as of April 1, 2010, primarily repositioning the operations of the previously reported B2B & Disc Manufacturing segment. In connection with this realignment, the Consumer Products & Devices segment was renamed the Consumer, Professional & Devices (“CPD”) segment.

The CPD segment includes televisions, digital imaging, audio and video, semiconductors and components as well as professional solutions (the B2B business which was previously incorporated in the B2B & Disc Manufacturing segment). The equity results of S-LCD are also included within the CPD segment. The Networked Products & Services (“NPS”) segment includes Game as well as PC and Other Networked Businesses. The Pictures segment develops, produces and acquires and manufactures image-based software, including motion picture, home entertainment and television products mainly in the U.S., and markets, distributes and broadcasts these products in the worldwide market. The Music segment includes SME, SMEJ and a 50% owned U.S. based joint venture in the music publishing business, Sony/ATV Music Publishing LLC. For the fiscal year ended March 31, 2009, the Music segment’s operating income includes the equity results for SONY BMG through September 30, 2008. The Financial Services segment primarily represents individual life insurance and non-life insurance businesses in the Japanese market, a credit financing business and a bank business in Japan. The equity earnings from Sony Ericsson continue to be presented as a separate segment. All Other consists of various operating activities, including a mobile phone OEM business in Japan and So-net Entertainment Corporation, an Internet-related service business subsidiary operating mainly in Japan. The disc manufacturing business previously included in the B2B & Disc Manufacturing segment is now included in All Other. Sony’s products and services are generally unique to a single operating segment. In connection with the realignment, all prior period amounts in the segment disclosures have been restated to conform to the current presentation.

Sales and operating revenue:

	Yen in millions
	Fiscal year ended March 31
	2009	2010	2011

Sales and operating revenue:
Consumer, Professional & Devices —
Customers	3,926,386	3,207,546	3,345,048
Intersegment	431,363	310,573	227,696

Total	4,357,749	3,518,119	3,572,744
Networked Products & Services —
Customers	1,684,758	1,511,575	1,493,136
Intersegment	70,885	61,041	86,195

Total	1,755,643	1,572,616	1,579,331
Pictures —
Customers	717,513	705,237	599,654
Intersegment	—	—	312

Total	717,513	705,237	599,966
Music —
Customers	363,074	511,097	457,771
Intersegment	23,979	11,519	12,972

Total	387,053	522,616	470,743
Financial Services —
Customers	523,307	838,300	798,495
Intersegment	14,899	13,096	8,031

Total	538,206	851,396	806,526
All Other —
Customers	453,603	379,862	377,816
Intersegment	76,523	80,904	70,004

Total	530,126	460,766	447,820
Corporate and elimination	(556,297)	(416,752)	(295,857)

Consolidated total	7,729,993	7,213,998	7,181,273

CPD intersegment amounts primarily consist of transactions with the NPS segment.

NPS intersegment amounts primarily consist of transactions with the CPD segment.

All Other intersegment amounts primarily consist of transactions with the Pictures segment, the Music segment and the NPS segment.

Corporate and elimination includes certain brand and patent royalty income.

Segment profit or loss:

	Yen in millions
	Fiscal year ended March 31
	2009	2010	2011

Operating income (loss):
Consumer, Professional & Devices	(115,571)	(53,174)	2,898
Networked Products & Services	(87,428)	(83,265)	35,569
Pictures	29,916	42,814	38,669
Music	27,843	36,513	38,927
Financial Services	(31,157)	162,492	118,818
Equity in net income (loss) of Sony Ericsson	(30,255)	(34,514)	4,155
All Other	3,105	(4,976)	8,554

Total	(203,547)	65,890	247,590
Corporate and elimination	(24,236)	(34,118)	(47,769)

Consolidated operating income (loss)	(227,783)	31,772	199,821
Other income	98,825	43,834	44,966
Other expenses	(45,997)	(48,694)	(39,774)

Consolidated income (loss) before income taxes	(174,955)	26,912	205,013

Operating income (loss) is Sales and operating revenue less Costs and expenses, and includes Equity in net income (loss) of affiliated companies.

Corporate and elimination includes certain restructuring costs and other corporate expenses, which are attributable principally to headquarters and are not allocated to segments.

Other significant items:

	Yen in millions
	Fiscal year ended March 31
	2009	2010	2011

Equity in net income (loss) of affiliated companies:
Consumer, Professional & Devices	3,746	(647)	7,084
Networked Products & Services	—	—	—
Pictures	7,991	4,347	2,483
Music	(6,029)	(80)	(265)
Financial Services	(1,796)	(1,345)	(1,961)
Sony Ericsson	(30,255)	(34,514)	4,155
All Other	1,234	2,004	2,566

Consolidated total	(25,109)	(30,235)	14,062

Depreciation and amortization:
Consumer, Professional & Devices	250,353	219,132	164,478
Networked Products & Services	21,651	23,662	24,483
Pictures	7,904	8,427	7,996
Music	9,756	13,427	12,166
Financial Services, including deferred insurance acquisition costs	67,714	56,531	62,077
All Other	20,561	21,488	20,777

Total	377,939	342,667	291,977
Corporate	27,504	28,337	33,389

Consolidated total	405,443	371,004	325,366

The following table includes a breakdown of sales and operating revenue to external customers by product category in the CPD and NPS segments. The CPD and NPS segments are each managed as a single operating segment by Sony’s management.

	Yen in millions
	Fiscal year ended March 31
	2009	2010	2011

Sales and operating revenue:
Consumer, Professional & Devices
Televisions	1,275,692	1,005,773	1,200,491
Digital Imaging	831,820	664,502	642,570
Audio and Video	531,542	449,882	426,594
Semiconductors	310,682	299,715	358,396
Components	613,013	476,097	410,090
Professional Solutions	346,326	295,360	287,394
Other	17,311	16,217	19,513

Total	3,926,386	3,207,546	3,345,048
Networked Products & Services
Game	984,855	840,711	798,405
PC and Other Networked Businesses	699,903	670,864	694,731

Total	1,684,758	1,511,575	1,493,136
Pictures	717,513	705,237	599,654
Music	363,074	511,097	457,771
Financial Services	523,307	838,300	798,495
All Other	453,603	379,862	377,816
Corporate	61,352	60,381	109,353

Consolidated total	7,729,993	7,213,998	7,181,273

Geographic information:

Sales and operating revenue to external customers which are attributed to countries based on location of customers for the fiscal years ended March 31, 2009, 2010 and 2011 and long-lived assets as of March 31, 2010 and 2011 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2009	2010	2011

Sales and operating revenue:
Japan	1,873,219	2,099,297	2,152,552
U.S.A.	1,827,812	1,595,016	1,443,693
Europe	1,987,692	1,644,698	1,539,432
Asia-Pacific	1,285,551	1,193,573	1,288,412
Other areas	755,719	681,414	757,184

Total	7,729,993	7,213,998	7,181,273

	Yen in millions
	March 31
	2010	2011

Long-lived assets:
Japan	1,254,663	1,260,682
U.S.A.	750,436	729,647
Europe	194,717	156,201
Asia-Pacific	113,360	124,383
Other areas	58,545	50,337

Total	2,371,721	2,321,250

Geographic information for the fiscal years ended March 31, 2009 and 2010 in the table above has been restated to reflect the change in geographic classification.

Major areas in each geographic classification excluding Japan and U.S.A. are as follows:

(1) Europe:	United Kingdom, France, Germany, Russia and Spain
(2) Asia-Pacific:	China, Taiwan, India, South Korea and Oceania
(3) Other areas:	The Middle East/Africa, Brazil, Mexico and Canada

There are not any individually material countries with respect to the sales and operating revenue and long-lived assets included in Europe, Asia-Pacific and Other areas.

Transfers between reportable business segments or geographic areas are made at amounts which Sony’s management believes approximate arms-length transactions.

There were no sales and operating revenue with any single major external customer for the fiscal years ended March 31, 2009, 2010 and 2011.